Geological event - Alagoas (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	R$ 9,326	R$ 9,044
Civil Claims Alagoas [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	9,241	8,971
Environmental Claims Alagoas [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possibility of loss	R$ 85	R$ 73